CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) $ in Thousands	Total UXIN LIMITED shareholders' equity/(deficit) Class A ordinary shares CNY (¥)	Total UXIN LIMITED shareholders' equity/(deficit) Fairlubo Auction Company Limited CNY (¥)	Total UXIN LIMITED shareholders' equity/(deficit) Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Total UXIN LIMITED shareholders' equity/(deficit) Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Total UXIN LIMITED shareholders' equity/(deficit) CNY (¥)	Ordinary share Class A ordinary shares CNY (¥) shares	Ordinary share Fairlubo Auction Company Limited CNY (¥) shares	Ordinary share Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥) shares	Ordinary share CNY (¥) shares	Additional paid-in capital Class A ordinary shares CNY (¥)	Additional paid-in capital Fairlubo Auction Company Limited CNY (¥)	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income Fairlubo Auction Company Limited CNY (¥)	Accumulated other comprehensive income Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Accumulated deficit Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interest Fairlubo Auction Company Limited CNY (¥)	Non-controlling interest Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Non-controlling interest CNY (¥)	Class A ordinary shares CNY (¥) shares	Fairlubo Auction Company Limited CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	CNY (¥) shares	USD ($) shares
Changes in equity
Cumulative effect of adoption of new accounting standard (Note 2.32)					¥ (8,131,164,000)				¥ 30,000							¥ 76,607,000			¥ (8,207,801,000)			¥ (50,461,000)					¥ (8,181,625,000)
Balance at Dec. 31, 2017					(8,131,164,000)				¥ 30,000							76,607,000			(8,207,801,000)			(50,461,000)					(8,181,625,000)
Balance (in shares) at Dec. 31, 2017 | shares									49,318,860
Changes in equity
Foreign currency translation adjustments					11,407,000											11,407,000						(6,589,000)					4,818,000
Net loss					(1,522,514,000)														(1,522,514,000)			(15,771,000)					(1,538,285,000)
Share-based compensation					151,274,000								¥ 151,274,000														151,274,000
Issuance of restricted shares to Mr. Kun Dai					(620,446,000)				¥ (11,000)				(620,435,000)														(620,446,000)
Issuance of restricted shares to Mr. Kun Dai (in shares) | shares									17,742,890
Issuance of ordinary shares due to exercise of the share option					(286,681,000)				¥ (5,000)				(286,676,000)														(286,681,000)
Issuance of ordinary shares due to exercise of the share option (in shares) | shares									8,479,505
Conversion of redeemable preferred shares					11,013,180,000				¥ 486,000				11,012,694,000														11,013,180,000
Conversion of redeemable preferred shares (in shares) | shares									743,343,820
Transaction with non-controlling interests					(182,000)								(182,000)									(4,819,000)					(5,001,000)
Accretion on preferred shares to redemption value					(318,951,000)								(38,582,000)						(280,369,000)								(318,951,000)
Deemed dividend to preferred shareholders					(544,773,000)														(544,773,000)								(544,773,000)
Issuance of ordinary shares		¥ 159,350,000			1,342,881,000		¥ 9,000		¥ 50,000		¥ 161,294,000		1,342,831,000	¥ (1,953,000)						¥ 74,561,000				¥ 233,911,000			1,342,881,000
Issuance of ordinary shares (in shares) | shares							13,026,713		75,000,000
Repurchase of the surrender shares					(698,680,000)				¥ (16,000)				(573,600,000)						(125,064,000)								¥ (698,680,000)
Repurchase of the surrender shares (in shares) | shares									(26,251,889)
Conversion of convertible notes (in shares) | shares																											40,809,861	40,809,861
40,809,861 ordinary shares were redesignated to Class B ordinary shares with super voting power granted to Mr. Kun Dai					5,178,000								5,146,000						32,000			589,000					¥ 5,767,000
Balance at Dec. 31, 2018					2,374,133,000				¥ 575,000				12,967,986,000			86,061,000			(10,680,489,000)			(2,490,000)					2,371,643,000
Balance (in shares) at Dec. 31, 2018 | shares									880,659,899														839,850,038
Changes in equity
Cumulative effect of adoption of new accounting standard (Note 2.32)					2,374,133,000				¥ 575,000				12,967,986,000			86,061,000			(10,680,489,000)			(2,490,000)					2,371,643,000
Foreign currency translation adjustments					(17,869,000)											(17,869,000)						(106,000)					(17,975,000)
Foreign currency translation adjustments																											(17,976,000)
Net loss					(1,988,676,000)														(1,988,676,000)			(1,452,000)					(1,990,128,000)
Share-based compensation					100,295,000								100,295,000														100,295,000
Issuance of ordinary shares due to exercise of the share option					1,285,000				¥ 6,000				1,279,000														1,285,000
Issuance of ordinary shares due to exercise of the share option (in shares) | shares									6,957,492
Balance at Dec. 31, 2019			¥ (319,036,000)	¥ 150,132,000	469,168,000			¥ 581,000	¥ 581,000			¥ 13,069,560,000	13,069,560,000		¥ 68,192,000	68,192,000	¥ (319,036,000)	¥ (12,988,201,000)	(12,669,165,000)		¥ (4,048,000)	(4,048,000)			¥ (319,036,000)	¥ 146,084,000	465,120,000
Balance (in shares) at Dec. 31, 2019 | shares								887,617,391	887,617,391														846,807,530
Changes in equity
Cumulative effect of adoption of new accounting standard (Note 2.32)			¥ (319,036,000)	¥ 150,132,000	469,168,000			¥ 581,000	¥ 581,000			¥ 13,069,560,000	13,069,560,000		¥ 68,192,000	68,192,000	¥ (319,036,000)	¥ (12,988,201,000)	(12,669,165,000)		¥ (4,048,000)	(4,048,000)			¥ (319,036,000)	¥ 146,084,000	465,120,000
Foreign currency translation adjustments					38,572,000											38,572,000						1,456,000					40,028,000
Net loss					(2,484,179,000)														(2,484,179,000)			(5,383,000)					(2,489,562,000)
Share-based compensation					(32,571,000)								(32,571,000)														(32,571,000)
Repurchase of ordinary shares from Fairlubo's minority interest					(16,447,000)														(16,447,000)			7,821,000					(8,626,000)
Issuance of ordinary shares due to exercise of the share option (in shares) | shares									50,066
Balance at Mar. 31, 2020					(2,344,493,000)				¥ 581,000				13,036,989,000			106,764,000			(15,488,827,000)			(154,000)					(2,344,647,000)
Balance (in shares) at Mar. 31, 2020 | shares									887,667,457														846,857,596
Changes in equity
Cumulative effect of adoption of new accounting standard (Note 2.32)					(2,344,493,000)				¥ 581,000				13,036,989,000			106,764,000			(15,488,827,000)			(154,000)					(2,344,647,000)
Foreign currency translation adjustments					110,983,000				0				0			110,983,000			0			0					110,983,000	$ 16,939
Net loss					(421,222,000)				0				0			0			(421,222,000)			(9,000)					(421,231,000)	(64,292)
Share-based compensation					(19,122,000)				0				(19,122,000)			0			0			0					(19,122,000)
Issuance of ordinary shares due to exercise of the share option					1,911,000				¥ 2,000				1,909,000			0			0			0					1,911,000
Issuance of ordinary shares due to exercise of the share option (in shares) | shares									3,791,290
Issuance of ordinary shares	¥ 169,499,000					¥ 57,000				¥ 169,442,000													¥ 169,499,000
Issuance of ordinary shares (in shares) | shares						84,692,839
Conversion of convertible notes (Note 17)					506,752,000				¥ 93,000				506,659,000			0			0			0					506,752,000
Conversion of convertible notes (in shares) | shares									136,279,973
40,809,861 ordinary shares were redesignated to Class B ordinary shares with super voting power granted to Mr. Kun Dai (Note 26)					506,752,000				¥ 93,000				506,659,000			0			0			0					506,752,000
Balance at Mar. 31, 2021					(1,995,692,000)				¥ 733,000				13,695,877,000			217,747,000			(15,910,049,000)			(163,000)					(1,995,855,000)	(304,627)
Balance (in shares) at Mar. 31, 2021 | shares									1,112,431,559														1,071,621,698
Changes in equity
Cumulative effect of adoption of new accounting standard (Note 2.32)					¥ (1,995,692,000)				¥ 733,000				¥ 13,695,877,000			¥ 217,747,000			¥ (15,910,049,000)			¥ (163,000)					¥ (1,995,855,000)	$ (304,627)